Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information [Abstract]
Entity Registrant Name	QUOIN PHARMACEUTICALS LTD.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001671502
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity File Number	000-00000